LOSS PER SHARE - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
LOSS PER SHARE	LOSS PER SHARE
The following table presents the components of basic and diluted loss per share:

	For the Three Months Ended March 31,
	2026	2025
Net loss from continuing operations	$(7,932,652)	$(4,541,518)
Less: Deemed dividend to preferred stockholders	—	(1,493,539)
Net loss from continuing operations attributable to common stockholders – basic and diluted	(7,932,652)	(6,035,057)
Net loss from discontinued operations attributable to common stockholders – basic and diluted	—	(583,339)
Net loss attributable to common stockholders – basic and diluted	$(7,932,652)	$(6,618,396)
Weighted average Common stock and Class A common stock shares outstanding – basic and diluted	8,997,924	8,812,021
Net loss per share of common stock and Class A common stock – basic and diluted	$(0.88)	$(0.75)
Net loss from continuing operations per share of common stock and Class A common stock – basic and diluted	$(0.88)	$(0.68)
Net loss from discontinued operations per share of common stock and Class A common stock – basic and diluted	$—	$(0.07)
The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the three months ended March 31, 2026 and 2025, because including them would have been anti-dilutive (on a treasury stock method or an if-converted method based on the nature of the securities):

	For the Three Months Ended March 31,
	2026	2025
Potentially dilutive securities end of period:
Convertible Promissory Notes Payable	4,259,646	3,253,803
SAFEs	356,486	345,695
Options to purchase Option Preferred Stock (MS Options)	1,285,347	1,285,347
Convertible Preferred Stock	11,820,451	11,820,451
Options to purchase Class A common stock	3,613,428	3,847,271
J Digital Warrants	835,217	—
Restricted Stock Units	100,501	—
Total	22,271,076	20,552,567
LOSS PER SHARE
The following table presents the components of basic and diluted loss per share:

	For the Year Ended December 31,
	2025	2024
Net loss from continuing operations	$(42,368,163)	$(18,426,535)
Less: Deemed dividend to preferred stockholders	(1,493,539)	—
Net loss from continuing operations attributable to common stockholders – basic and diluted	(43,861,702)	(18,426,535)
Net loss from discontinued operations attributable to common stockholders – basic and diluted	(6,086,562)	(5,861,133)
Net loss attributable to common stockholders – basic and diluted	$(49,948,264)	$(24,287,668)
Weighted average Common stock and Class A common stock shares outstanding – basic and diluted	8,813,380	8,706,513
Net loss from continuing operations per share of common stock and Class A common stock – basic and diluted	$(4.98)	$(2.12)
Net loss from discontinued operations per share of common stock and Class A common stock – basic and diluted	$(0.69)	$(0.67)
Net loss per share of common stock and Class A common stock – basic and diluted	$(5.67)	$(2.79)
The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the years ended December 31, 2025 and 2024, because including them would have been anti-dilutive (on a treasury stock method or an if-converted method based on the nature of the securities):

	For the Year Ended December 31,
	2025	2024
Potentially dilutive securities end of period:
Redeemable convertible preferred stock	11,820,451	11,398,728
SAFEs	356,486	342,258
Options to purchase Option Preferred Stock	1,285,347	1,285,347
Convertible promissory notes	4,200,848	3,222,863
Options to purchase Class A common stock	3,657,728	3,583,661
J Digital 6 LLC warrant	835,217	—
Total	22,156,077	19,832,857